Statement of cash flows - Schedule of reconciliation of net debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement
Net debt at start of year	£ (6,017)	£ (6,898)	£ (6,191)
(Decrease)/increase in cash and cash equivalents	208	26	(51)
Decrease in short-term bank loans, overdrafts and commercial paper	101	200	436
Issuance of term debt	(397)		(2,342)
Repayment of term debt	35	431	1,233
Repayment of leases	78	76	90
Change in net debt resulting from cash flows	25	733	(634)
Borrowings in acquired businesses	(3)		(3)
Remeasurement and derecognition of leases	(5)	(4)	(8)
Inception of leases	(29)	(24)	(24)
Fair value and other adjustments to debt and related derivatives	(15)	2	(4)
Exchange translation differences	(560)	174	(34)
Net debt at end of year	(6,604)	(6,017)	£ (6,898)
Cash and cash equivalents
Disclosure Of Cash Flow Statement
Net debt at start of year	113
(Decrease)/increase in cash and cash equivalents	208
Change in net debt resulting from cash flows	208
Exchange translation differences	13
Net debt at end of year	334	113
Debt
Disclosure Of Cash Flow Statement
Net debt at start of year	(6,167)
Decrease in short-term bank loans, overdrafts and commercial paper	101
Issuance of term debt	(397)
Repayment of term debt	35
Repayment of leases	79
Change in net debt resulting from cash flows	(182)
Borrowings in acquired businesses	(3)
Remeasurement and derecognition of leases	(5)
Inception of leases	(34)
Fair value and other adjustments to debt and related derivatives	230
Exchange translation differences	(569)
Net debt at end of year	(6,730)	(6,167)
Related derivative financial instruments
Disclosure Of Cash Flow Statement
Net debt at start of year	35
Fair value and other adjustments to debt and related derivatives	(245)
Exchange translation differences	(3)
Net debt at end of year	(213)	35
Finance lease receivable
Disclosure Of Cash Flow Statement
Net debt at start of year	2
Repayment of leases	(1)
Change in net debt resulting from cash flows	(1)
Inception of leases	5
Exchange translation differences	(1)
Net debt at end of year	£ 5	£ 2